Investment Objectives and Goals - Adaptiv Select ETF	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Adaptiv™ Select ETF
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	The Adaptiv™ Select ETF (the “Fund”) seeks long-term capital appreciation when the broad U.S. equity market is in an uptrend.
Objective, Secondary [Text Block]	The Fund’s secondary objective is to limit drawdowns during broad U.S. equity market downtrends. A drawdown is the amount of investment value lost during a significant market decline.